Major commitments and contingencies (Details 1) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Other Commitments [Member] CAD	Dec. 31, 2012 Other Commitments [Member] CAD	Dec. 31, 2013 Business Acquisition Commitments Infrastructure Improvements And Other [Member] USD ($)	Dec. 31, 2013 Business Acquisition Commitments Infrastructure Improvements And Other [Member] CAD	Dec. 31, 2013 Positive Train Control Commitmen [Member] USD ($)	Dec. 31, 2013 Positive Train Control Commitmen [Member] CAD
B. Commitments
Aggregate commitment costs		482	735	$ 68	72	$ 273	291
Positive Train Control Implementation Completion Date						2015	2015
Approximate percentage of estimated 2014 fuel volume purchase commitment (in hundredths)	85.00%
Approximate percentage of anticipated fuel volume purchase commitment 2015 (in hundredths)	60.00%
Approximate percentage of anticipated fuel volume purchase commitment 2016 (in hundredths)	55.00%
Approximate percentage of anticipated fuel volume purchase commitment 2017 (in hundredths)	20.00%